Intangible assets - Movement of Goodwill (Parenthetical) (Detail) £ in Millions	12 Months Ended
Dec. 31, 2019 GBP (£)
Disclosure of reconciliation of changes in goodwill [line items]
Impairment on Classification As Held for Sale for Kantar Group	£ 94.5 [1]
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Impairment on Classification As Held for Sale for Kantar Group	£ 70.9

[1]	Goodwill impairment of £94.5 million arose from the assessment of fair value less costs to sell under IFRS 5.